UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number  811-21405

                  TrendStar Investment Trust

         7300 College Blvd., Suite 308, Overland Park, KS 66210


Freddie Jacobs, Jr.
Unified Fund Services, Inc.
431 N. Pennsylvania St.
Indianapolis, IN 46204
(Name and address of agent for service)

Registrant's telephone number, including area code: 913-661-2900

Date of fiscal year end:   09/30

Date of reporting period:  03/31/2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1.  Reports to Stockholders.
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                                 (LOGO OMITTED)
================================================================================
                                    TRENDSTAR
                                     FUNDS
================================================================================












                               SEMI-ANNUAL REPORT

                                 MARCH 31, 2005

                                  (UNAUDITED)








                                 FUND ADVISOR:

                            TRENDSTAR ADVISORS, LLC
                         7300 COLLEGE BLVD., SUITE 308
                            OVERLAND PARK, KS 66210

                            TOLL FREE 1-888-747-4872
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TRENDSTAR FUNDS
--------------------------------------------------------------------------------

Dear Fellow Shareholders,

Rising interest rates and oil prices have combined to create a difficult environment for both stocks and bonds. The rise in interest rates has been fueled by the Federal Reserve which has raised the federal funds rate by 0.25 percent on each of seven consecutive occasions since the middle of 2004. Inflation is the bane of investors; since it typically drives Price-to-Earnings (P/E) multiples of stocks lower and erodes the purchasing power of the coupon payments received by bond investors. The additional risk for investors is that the Fed, in trying to ward off inflation, may end up leading the economy into recession.

The rise in oil prices is often attributed to rapid demand growth in China and India, but we believe that the real culprit is the weak dollar. Since most international oil (and other commodity) transactions take place in dollars, foreign producers must push for higher prices to offset the weakness in the dollars they are paid. In fact, the drop in the dollar that began in early 2002 coincides with the beginning of the rise in most commodity prices (especially hard commodities such as platinum, copper, silver, gold and steel). The upward pressure on interest rates by the Fed, in an effort to control inflation, should also help to strengthen the dollar and help stem the rise in commodity prices.

The current correction to the stock and bond markets during this period of rising interest rates is reminiscent of 1994. During February of that year the Fed began increasing interest rates in response to rising inflation. Then, as today, the Fed appeared to be watching the rise in the CRB (Commodity Research Bureau) raw industrials spot price index (which measures the price movement of 22 basic commodities). The rise in the CRB raw industrials index in 1994 is very similar to the increase experienced over the past few years. And just as the start of 2005 has been rocky, 1994 was a tough year for stocks, including a quick and painful eight percent correction during the months of February and March of that year. The Fed stopped increasing rates in early 1995 and the equity markets recovered quickly thereafter.

Neither the TrendStar Small Cap nor the TrendStar American Endeavor Funds own stocks that are clear beneficiaries of rising commodity prices, as we have no energy or basic materials exposure within the Funds. If, in fact, actions by the Federal Reserve result in a stronger dollar and weaker commodity prices, then holdings of both Funds are likely to benefit. However, continued high commodity prices could cause the Funds to lag other mutual funds that have greater weightings in the commodity sectors.

During the past six month period ended March 31, 2005, the total return for the TrendStar Small Cap Fund was a positive 8.51 percent. This outpaced the Russell 2000 Index (up 8.00 percent), Russell 2000 Growth Index (up 7.23 percent) and Lipper Small-Cap Growth Funds Average (up 8.10 percent) during the same period. For the six month period ended March 31, 2005, the TrendStar American Endeavor Fund was up 6.17 percent, ahead of the Lipper Large-Cap Growth Funds Average (up 4.77 percent), but below the S&P 500 Index (up 6.85 percent) and the S&P 500 Barra Growth Index (up 6.47 percent) during the same period.

The positive returns of the TrendStar Small Cap Fund were driven partly by the announced acquisition of two of the Fund's holdings. In February of 2005 Accredo Health received a buyout offer from Medco Health and in March the German electronics firm Siemens announced its plans to acquire CTI Molecular. These two stocks were the top dollar contributors of performance to the TrendStar Small Cap Fund during the six month period ending March 31, 2005. Other holdings making a meaningful contribution to performance were ICU Medical, Barnes and Noble and WCI Communities. One of our more disappointing holdings during the period was JetBlue Airways. Like other airlines, this company has been negatively impacted by higher fuel cost, yet unlike most


                                                                               1
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TRENDSTAR FUNDS
--------------------------------------------------------------------------------

other airlines, JetBlue has remained profitable. We believe that during the industry downturn JetBlue has been strengthening its position with respect to its competitors and that it will be well positioned to benefit the Fund in future periods when oil prices decline.

The  two  largest  dollar  contributors  to the  performance  of  the  TrendStar
American Endeavor Fund were Yum Brands (Pizza Hut, KFC, Taco Bell, Long John Silver's, et. al.) and Johnson & Johnson. Both companies continue to do very well overseas. Yum, with many recognized world-wide brand names, now has over 1,200 KFC locations in China, and J&J announced the $25 billion acquisition of Guidant Corporation during the March quarter of 2005. The next strongest contributors to performance were C.R. Bard, Gillette (being purchased by Proctor and Gamble) and Jabil Circuit. The technology sector continues to be relatively weak, but has shown signs of improvement. While four of the ten lowest dollar contributors to returns of American Endeavor were from the tech sector, some of the fund's tech holdings such as Intel and Dell outpaced the S&P 500 during the period.

Finally, there seems to be increased scrutiny and skepticism regarding valuations of companies in response to the announcement of negative news. We see this in the precipitous drop in the price of individual stocks in reaction to "missed numbers" or other company announcements such as excessive inventory. It seems that much of this reaction is due to prior revelations of corporate accounting scandals that have led to the collapse or bankruptcy of several firms. However, the increased volatility of stock prices produces opportunities for us to buy stocks that previously seemed too expensive.

As always, we thank you for the confidence you've placed in us to manage your Funds and look forward to reviewing results with you in the years ahead.


/s/ Thomas W. Laming                               /s/ James R. McBride
Thomas W. Laming                                   James R. McBride
President & Portfolio Manager                      Treasurer & Portfolio Manager





The Fund's investment objectives, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the investment company and may be obtained by calling 1-888-747-4872. Please read it carefully before investing.

The opinions expressed are those of TrendStar Advisors, LLC and are current only through March 31, 2005. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

Funds are distributed by Unified Financial Securities, Inc., Member NASD.

TRENDSTAR FUNDS
--------------------------------------------------------------------------------

                                  TOTAL RETURNS
                       (FOR PERIODS ENDED MARCH 31, 2005)

                                                     ONE           THREE           SIX            ONE         SINCE INCEPTION*
                                                    MONTH         MONTHS          MONTHS          YEAR       (OCTOBER 31, 2003)
                                                   ---------  ---------------- -------------  ------------- ----------------------

TRENDSTAR SMALL-CAP FUND**                          -1.58%        -4.34%          8.51%          3.66%              9.54%
Russell 2000 Index***                               -2.86%        -5.34%          8.00%          5.41%             12.60%
Russell 2000 Growth Index ***                       -3.75%        -6.83%          7.23%          0.87%              7.28%
Lipper Small-Cap Growth Funds Average ****          -3.28%        -5.37%          8.10%          1.04%              8.33%

TRENDSTAR AMERICAN ENDEAVOR FUND**                  -1.61%        -2.16%          6.17%          -2.28%             3.15%
S&P 500 Index ***                                   -1.77%        -2.15%          6.85%          6.65%             10.44%
S&P 500 Barra Growth Index ***                      -1.76%        -1.88%          6.47%          4.11%              6.66%
Lipper Large-Cap Growth Funds Average ****          -1.71%        -4.51%          4.77%          1.24%              6.06%


     The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Funds may be lower or higher than the performance quoted. The Funds' investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-888-747-4872 or visiting www.trendstarfunds.com.
      * Annualized.
     ** Return  figures  reflect  any  change in price per share and  assume the reinvestment of all distributions.
   *** The Indices  are  unmanaged  benchmarks  that  assume  reinvestment  of all distributions and exclude the effect of taxes and fees. The Russell 2000 Index, Russell 2000 Growth Index, S&P 500 Index and S&P 500 Barra Growth Index are widely recognized unmanaged indices representative of broader markets and ranges of securities than is found in the Funds' portfolios. Individuals cannot invest directly in the Indices; however, an individual can invest in ETFs or other investment vehicles that attempt to track the performance of a benchmark index.
 **** The Lipper classification averages represent a simple average of all funds within a given Lipper classification.
 The Fund is distributed by Unified Financial Securities, Inc.



  COMPARISON OF THE GROWTH OF A $10,000 INVESTMENT IN THE TRENDSTAR SMALL-CAP
FUND, THE RUSSELL   2000  GROWTH  INDEX,  THE RUSSELL  2000 INDEX AND THE LIPPER
SMALL-CAP GROWTH FUNDS AVERAGE

                                [GRAPH OMITTED]
                                                                           Lipper Small
                    TrendStar Small Cap   Russell 2000    Russell 2000      Cap Growth
                           Fund              Index        Growth Index   Classification Average
                        ($11,372)          ($11,834)       ($11,047)         ($10,833)
        9/30/2003
       10/31/2003       10,000.00          10,000.00       10,000.00         10,000.00
       11/30/2003       10,190.00          10,354.85       10,326.01         10,313.00
       12/31/2003       10,220.00          10,564.96       10,372.18         10,316.09
        1/31/2004       10,820.00          11,023.96       10,917.10         10,745.24
        2/29/2004       10,850.00          11,122.77       10,900.21         10,734.50
        3/31/2004       10,970.00          11,226.41       10,951.16         10,721.62
        4/30/2004       10,660.00          10,654.06       10,401.41         10,170.53
        5/31/2004       10,640.00          10,823.60       10,608.30         10,352.58
        6/30/2004       11,050.00          11,279.44       10,961.31         10,665.23
        7/31/2004       10,300.00          10,519.98        9,761.88          9,977.40
        8/31/2004       10,300.00          10,465.88        9,465.12          9,762.63
        9/30/2004       10,480.00          10,957.22       10,302.44         10,020.72
       10/31/2004       10,600.00          11,172.92       10,552.79         10,272.24
       11/30/2004       11,500.00          12,142.04       11,444.74         11,000.54
       12/31/2004       11,888.23          12,501.44       11,856.09         11,447.17
        1/31/2005       11,452.80          11,979.84       11,321.98         11,005.31
        2/28/2005       11,554.06          12,182.75       11,477.39         11,200.10
        3/31/2005       11,371.79          11,834.00       11,046.87         10,832.74

     The chart above  assumes an initial  investment  of $10,000 made on October
31, 2003  (commencement of Fund operations) and held through March 31, 2005. THE
FUND'S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS.
The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

                                                                               3

TRENDSTAR FUNDS
--------------------------------------------------------------------------------

   COMPARISON OF THE GROWTH OF A $10,000 INVESTMENT IN THE TRENDSTAR AMERICAN
ENDEAVOR FUND, THE S&P 500 INDEX,  THE S&P 500 BARRA GROWTH INDEX AND THE LIPPER
LARGE-CAP GROWTH FUNDS AVERAGE
                                [GRAPH OMITTED]

                    TrendStar American     S&P 500         S&P 500 Index   Lipper Large Cap Growth
                       Endeavor Fund     Barra Index                        Classification Average
                        ($10,447)         ($10,956)          ($11,514)          ($10,606)
        9/30/2003
       10/31/2003         10,000.00       10,000.00           10,000.00         10,000.00
       11/30/2003         10,240.00       10,085.90           10,087.88         10,077.00
       12/31/2003         10,500.00       10,520.10           10,616.58         10,365.20
        1/31/2004         10,670.00       10,720.23           10,811.39         10,549.70
        2/29/2004         10,720.00       10,775.32           10,961.61         10,605.62
        3/31/2004         10,690.00       10,522.61           10,796.26         10,476.23
        4/30/2003         10,510.00       10,457.17           10,626.99         10,256.23
        5/31/2004         10,750.00       10,624.13           10,772.53         10,454.17
        6/30/2004         10,790.00       10,805.87           10,981.86         10,602.62
        7/31/2004         10,100.00       10,295.33           10,617.92          9,989.79
        8/31/2004          9,880.00       10,265.31           10,660.57          9,915.87
        9/30/2004          9,840.00       10,289.63           10,775.94         10,123.11
       10/31/2004          9,910.00       10,488.73           10,940.56         10,270.90
       11/30/2004         10,280.00       10,779.35           11,383.08         10,702.28
       12/31/2004         10,677.33       11,166.02           11,766.65         11,106.83
        1/31/2005         10,476.81       10,893.04           11,479.84         10,733.64
        2/28/2005         10,617.17       11,151.45           11,721.30         10,790.53
        3/31/2005         10,446.74       10,955.56           11,513.96         10,606.01

     The chart above assumes an initial investment of $10,000 made on October 31, 2003 (commencement of Fund operations) and held through March 31, 2005. THE FUND'S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

FUND HOLDINGS - (UNAUDITED)
---------------------------


TRENDSTAR TM SMALL-CAP FUND HOLDINGS AS OF MARCH 31, 2005 1

[CHART OMITTED]
SMALL-CAP COMPANIES - 97.72%
SHORT-TERM INVESTMENTS - 2.73%
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.45)%

1As a percent of net assets.

The Fund normally invests at least 80% of its assets in common stocks of small U.S. companies with capitalizations that fall within or below the market capitalization ranges of companies included in the S&P Small Cap 600 Index or the Russell 2000 Index within the previous three years of purchase.

TRENDSTAR FUNDS
--------------------------------------------------------------------------------

TRENDSTAR TM AMERICAN ENDEAVOR FUND HOLDINGS AS OF MARCH 31, 2005 1

[CHART OMITTED]
U.S. COMPANIES WITH AT LEAST 33 1/3% FOREIGN SALES - 83.58%
OTHER COMPANIES2 - 15.78%
SHORT-TERM INVESTMENTS - 0.31%
OTHER ASSETS LESS LIABILITIES - 0.33%

  1As a percent of net assets.
  2U.S. companies generating less than 33 1/3% of sales outside the United
States.

The Fund normally invests at least 80% of its assets in common stocks of domestic companies that generate at least one-third of their annual sales or net income from operations conducted outside the United States.

AVAILABILITY OF PORTFOLIO SCHEDULE

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Funds' Form N-Qs are available at the SEC's website at www.sec.gov. The Funds' Form N-Qs may be reviewed and copied at the Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

SUMMARY OF FUNDS' EXPENSES - (UNAUDITED)

As a shareholder of the Funds, you incur two types of costs: (i) redemption fees on short-term redemptions and (ii) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2004 through March 31, 2005.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

TRENDSTAR FUNDS
--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds' actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Expenses shown are meant to highlight your ongoing costs only and do not reflect any transactional costs such as the redemption fee imposed on short-term redemptions. The second line of the table below is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds. If incurred, the short-term redemption fee imposed by the Funds would increase your expenses.

---------------------------------- -------------------- -------------------------- ------------------------------------
                                    BEGINNING ACCOUNT        ENDING ACCOUNT           EXPENSES PAID DURING PERIOD*
            TRENDSTAR                     VALUE                   VALUE                     OCTOBER 1, 2004 -
         SMALL-CAP FUND              OCTOBER 1, 2004         MARCH 31, 2005                  MARCH 31, 2005
---------------------------------- -------------------- -------------------------- ------------------------------------
Actual                                  $1,000.00               $1,085.10                         $7.28
(8.51% return)
---------------------------------- -------------------- -------------------------- ------------------------------------
Hypothetical                            $1,000.00               $1017.95                          $7.04
(5% return before expenses)
---------------------------------- -------------------- -------------------------- ------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.40%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the partial year period).



---------------------------------- -------------------- -------------------------- ------------------------------------
            TRENDSTAR               BEGINNING ACCOUNT        ENDING ACCOUNT           EXPENSES PAID DURING PERIOD*
     AMERICAN ENDEAVOR FUND               VALUE                   VALUE                     OCTOBER 1, 2004 -
                                     OCTOBER 1, 2004         MARCH 31, 2005                  MARCH 31, 2005
---------------------------------- -------------------- -------------------------- ------------------------------------
Actual                                  $1,000.00               $1,061.70                         $7.20
(6.17% return)
---------------------------------- -------------------- -------------------------- ------------------------------------
Hypothetical                            $1,000.00               $1,017.95                         $7.04
(5% return before expenses)
---------------------------------- -------------------- -------------------------- ------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.40%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the partial year period).

6
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TRENDSTAR FUNDS
--------------------------------------------------------------------------------

TRENDSTAR SMALL-CAP FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2005 - (UNAUDITED)

COMMON STOCKS - 97.72%                                                             SHARES                  VALUE
                                                                                --------------       ------------------

AEROSPACE & DEFENSE - 2.18%
Mercury Computer Systems, Inc. (a)                                                     94,563              $ 2,608,047
                                                                                                     ------------------

AIRLINES - 2.17%
JetBlue Airways Corp. (a)                                                             136,000                2,589,440
                                                                                                     ------------------

AUTOMOBILES - 2.16%
Monaco Coach Corp.                                                                    159,900                2,582,385
                                                                                                     ------------------

CAPITAL MARKETS - 1.98%
Waddell & Reed Financial, Inc.                                                        120,200                2,372,748
                                                                                                     ------------------

CHEMICALS - 0.13%
Cambrex Corp.                                                                           7,300                  155,490
                                                                                                     ------------------

COMMERCIAL BANKS - 5.05%
BankAtlantic Bancorp, Inc. - Class A                                                   35,000                  609,000
Boston Private Financial Holdings Corp.                                                99,651                2,366,711
Wilmington Trust Corp.                                                                 87,100                3,057,210
                                                                                                     ------------------
                                                                                                             6,032,921
                                                                                                     ------------------

COMMERCIAL SERVICES & SUPPLIES - 0.66%
Sourcecorp, Inc. (a)                                                                   39,081                  787,091
                                                                                                     ------------------

COMMUNICATIONS EQUIPMENT - 2.05%
Adaptec, Inc. (a)                                                                      51,829                  248,261
Black Box Corp.                                                                        58,931                2,204,609
                                                                                                     ------------------
                                                                                                             2,452,870
                                                                                                     ------------------

DIVERSIFIED FINANCIAL SERVICES - 2.34%
Cohen & Steers, Inc.                                                                    1,900                   31,350
Investors Financial Services, Corp.                                                    12,000                  586,920
W.P. Stewart & Co., Ltd.                                                               96,400                2,184,424
                                                                                                     ------------------
                                                                                                             2,802,694
                                                                                                     ------------------

ELECTRICAL EQUIPMENT -1.41%
Intermagnetics General Corp. (a)                                                       69,170                1,683,598
                                                                                                     ------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS - 4.34%
Benchmark Electronics, Inc. (a)                                                        74,800                2,380,884
Plexus Corp. (a)                                                                      243,400                2,801,534
                                                                                                     ------------------
                                                                                                             5,182,418
                                                                                                     ------------------

See accompanying notes which are an integral part of the financial statements.
                                                                               7

TRENDSTAR FUNDS
--------------------------------------------------------------------------------

TRENDSTAR SMALL-CAP FUND
SCHEDULE OF INVESTMENTS - CONTINUED
MARCH 31, 2005 - (UNAUDITED)

COMMON STOCKS - 97.72% - CONTINUED                                                 SHARES                  VALUE
                                                                                --------------       ------------------

FOOD & STAPLES RETAILING - 2.70%
Performance Food Group Co. (a)                                                        116,770              $ 3,232,194
                                                                                                     ------------------

HEALTH CARE EQUIPMENT & SUPPLIES - 16.85%
Affymetrix, Inc. (a)                                                                   55,600                2,381,904
Analogic Corp.                                                                         38,295                1,656,259
Biosite Diagnostics, Inc. (a)                                                          36,000                1,873,080
CTI Molecular Imaging, Inc. (a)                                                       190,801                3,867,536
ICU Medical, Inc. (a)                                                                  87,850                3,118,675
Molecular Devices Corp. (a)                                                           112,968                2,146,392
PolyMedica Corp.                                                                       77,967                2,476,232
Zoll Medical Corp. (a)                                                                116,413                2,622,785
                                                                                                     ------------------
                                                                                                            20,142,863
                                                                                                     ------------------

HEALTH CARE PROVIDERS & SERVICES - 18.86%
Accredo Health, Inc. (a)                                                               92,300                4,099,043
Amerigroup Corp  (a)                                                                   88,000                3,217,280
AmSurg Corp. (a)                                                                      103,550                2,619,815
Cerner Corp. (a)                                                                       43,756                2,297,628
Covance, Inc. (a)                                                                      33,000                1,571,130
Pharmaceutical Product Development, Inc. (a)                                           49,900                2,417,655
Priority Healthcare Corp. - Class B (a)                                               156,200                3,378,606
Renal Care Group, Inc. (a)                                                             77,700                2,947,938
                                                                                                     ------------------
                                                                                                            22,549,095
                                                                                                     ------------------

HOTELS, RESTAURANTS & LEISURE - 3.50%
Aztar Corp (a)                                                                         86,700                2,476,152
CBRL Group, Inc.                                                                       41,500                1,713,950
                                                                                                     ------------------
                                                                                                             4,190,102
                                                                                                     ------------------

HOUSEHOLD DURABLES - 5.02%
Ethan Allen Interiors, Inc.                                                            81,900                2,620,800
WCI Communities, Inc. (a)                                                             112,400                3,380,992
                                                                                                     ------------------
                                                                                                             6,001,792
                                                                                                     ------------------


IT SERVICES - 4.91%
The BISYS Group, Inc. (a)                                                             149,300                2,341,024
CACI International, Inc. (a)                                                           54,600                3,015,558
Digimarc Corp. (a)                                                                     83,618                  514,251
                                                                                                     ------------------
                                                                                                             5,870,833
                                                                                                     ------------------

MEDIA- 2.13%
Arbitron, Inc.                                                                         59,400                2,548,260
                                                                                                     ------------------


See accompanying notes which are an integral part of the financial statements.
8

TRENDSTAR FUNDS
--------------------------------------------------------------------------------

TRENDSTAR SMALL-CAP FUND
SCHEDULE OF INVESTMENTS - CONTINUED
MARCH 31, 2005 - (UNAUDITED)

COMMON STOCKS - 97.72% - CONTINUED                                                 SHARES                  VALUE
                                                                                --------------       ------------------

PHARMACEUTICALS - 1.22%
Bradley Pharmaceuticals, Inc. (a)                                                      77,300                $ 738,988
Medicis Pharmaceutical Corp.                                                           23,800                  713,524
                                                                                                     ------------------
                                                                                                             1,452,512
                                                                                                     ------------------

SEMICONDUCTORS - 7.10%
Cree, Inc. (a)                                                                         81,500                1,772,625
DSP Group, Inc. (a)                                                                   102,331                2,636,046
EXAR Corp. (a)                                                                        144,600                1,937,640
Lattice Semiconductor Corp. (a)                                                       314,964                1,691,357
OmniVision Technologies, Inc. (a)                                                      30,000                  454,500
                                                                                                     ------------------
                                                                                                             8,492,168
                                                                                                     ------------------

SEMICONDUCTOR EQUIPMENT - 5.08%
Cabot Microelectronics Corp. (a)                                                       78,800                2,472,744
Photronics Inc. (a)                                                                   146,054                2,643,577
Varian Semiconductor Equipment Associates, Inc. (a)                                    25,300                  961,653
                                                                                                     ------------------
                                                                                                             6,077,974
                                                                                                     ------------------

SOFTWARE - 1.89%
Advent Software, Inc. (a)                                                             124,400                2,261,592
                                                                                                     ------------------

SPECIALTY RETAIL - 3.30%
Barnes & Noble, Inc. (a)                                                               95,500                3,293,795
GameStop Corporation - Class B (a)                                                     29,019                  647,124
                                                                                                     ------------------
                                                                                                             3,940,919
                                                                                                     ------------------

TRANSPORTATION INFRASTRUCTURE - 0.69%
Forward Air Corporation                                                                19,300                  821,794
                                                                                                     ------------------

TOTAL COMMON STOCKS (COST $110,987,638)                                                                    116,831,800
                                                                                                     ------------------


CASH EQUIVALENTS - 2.73%
Huntington Money Market Fund - Investment Shares, 1.60% (b)                         3,265,828                3,265,828
                                                                                                     ------------------

TOTAL CASH EQUIVALENTS (COST $3,265,828)                                                                     3,265,828
                                                                                                     ------------------

TOTAL INVESTMENTS (COST $114,253,466) - 100.45%                                                            120,097,628
                                                                                                     ------------------

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.45)%                                                               (540,540)
                                                                                                     ------------------

TOTAL NET ASSETS - 100.00%                                                                               $ 119,557,088
                                                                                                     ==================

(a) Non-income producing.
(b) Variable rate security; the coupon rate shown represents the rate at March 31, 2005.




See accompanying notes which are an integral part of the financial statements.
                                                                               9

TRENDSTAR FUNDS
--------------------------------------------------------------------------------

TRENDSTAR AMERICAN ENDEAVOR FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2005 - (UNAUDITED

COMMON STOCKS - 99.36%                                                             SHARES                  VALUE
                                                                                --------------       ------------------

AUTO COMPONENTS - 3.45%
Gentex Corp.                                                                            4,600                $ 146,740
Johnson Controls, Inc.                                                                  8,600                  479,536
Lear Corp.                                                                              4,500                  199,620
                                                                                                     ------------------
                                                                                                               825,896
                                                                                                     ------------------

BEVERAGES - 3.80%
Coca-Cola Co.                                                                           7,200                  300,024
PepsiCo, Inc.                                                                          11,500                  609,845
                                                                                                     ------------------
                                                                                                               909,869
                                                                                                     ------------------

CAPITAL MARKETS - 3.17%
Goldman Sachs Group, Inc.                                                               6,900                  758,931
                                                                                                     ------------------

CHEMICALS - 3.22%
Sigma Aldrich Corp.                                                                    12,600                  771,750
                                                                                                     ------------------

COMMUNICATIONS EQUIPMENT - 4.02%
Black Box Corp.                                                                         9,300                  347,913
Cisco Systems, Inc. (a)                                                                34,300                  613,627
                                                                                                     ------------------
                                                                                                               961,540
                                                                                                     ------------------

COMPUTERS & PERIPHERALS - 3.90%
Dell, Inc. (a)                                                                         17,800                  683,876
Sandisk Corp. (a)                                                                       9,000                  250,200
                                                                                                     ------------------
                                                                                                               934,076
                                                                                                     ------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS - 2.97%
Jabil Circuit, Inc. (a)                                                                24,900                  710,148
                                                                                                     ------------------

FOOD PRODUCTS - 5.55%
Sara Lee Corp.                                                                         27,700                  613,832
William Wrigley Jr. Co.                                                                10,900                  714,713
                                                                                                     ------------------
                                                                                                             1,328,545
                                                                                                     ------------------

HEALTH CARE EQUIPMENT & SUPPLIES - 6.76%
C. R. Bard, Inc.                                                                       13,200                  898,656
Becton Dickinson & Co.                                                                 12,300                  718,566
                                                                                                     ------------------
                                                                                                             1,617,222
                                                                                                     ------------------

HOTELS, RESTAURANTS & LEISURE - 7.86%
McDonald's Corp.                                                                       30,500                  949,770
Yum!  Brands, Inc.                                                                     18,000                  932,580
                                                                                                     ------------------
                                                                                                             1,882,350
                                                                                                     ------------------


See accompanying notes which are an integral part of the financial statements.
10

TRENDSTAR FUNDS
--------------------------------------------------------------------------------

TRENDSTAR AMERICAN ENDEAVOR FUND
SCHEDULE OF INVESTMENTS - CONTINUED
MARCH 31, 2005 - (UNAUDITED

COMMON STOCKS - 99.36%                                                             SHARES                  VALUE
                                                                                --------------       ------------------

HOUSEHOLD PRODUCTS - 5.90%
Colgate-Palmolive Co.                                                                  12,200                $ 636,474
Kimberly-Clark Corp.                                                                   11,800                  775,614
                                                                                                     ------------------
                                                                                                             1,412,088
                                                                                                     ------------------

INSURANCE - 5.44%
AFLAC, Inc.                                                                            19,600                  730,296
American International Group, Inc.                                                     10,300                  570,723
                                                                                                     ------------------
                                                                                                             1,301,019
                                                                                                     ------------------

PERSONAL PRODUCTS - 3.23%
The Gillette Co.                                                                       15,300                  772,344
                                                                                                     ------------------

PHARMACEUTICALS - 9.80%
Johnson & Johnson                                                                      13,500                  906,660
Merck & Co., Inc.                                                                      13,200                  427,284
Pfizer, Inc.                                                                            7,100                  186,517
Schering-Plough Corp.                                                                  17,600                  319,440
Wyeth                                                                                  12,000                  506,160
                                                                                                     ------------------
                                                                                                             2,346,061
                                                                                                     ------------------

SEMICONDUCTORS - 10.06%
Altera Corp. (a)                                                                       35,000                  692,300
EXAR Corp. (a)                                                                         39,100                  523,940
Intel Corp.                                                                            26,200                  608,626
Intersil Corp. - Class A                                                               33,600                  581,952
                                                                                                     ------------------
                                                                                                             2,406,818
                                                                                                     ------------------

SEMICONDUCTOR EQUIPMENT - 7.34%
Applied Materials, Inc.                                                                39,600                  643,500
MKS Instruments, Inc. (a)                                                              34,200                  543,096
Novellus Systems, Inc. (a)                                                             21,300                  569,349
                                                                                                     ------------------
                                                                                                             1,755,945
                                                                                                     ------------------

SOFTWARE - 5.96%
Microsoft Corp.                                                                        31,700                  766,189
Symantec Corp. (a)                                                                      7,396                  157,757
Synopsys, Inc. (a)                                                                     27,800                  503,180
                                                                                                     ------------------
                                                                                                             1,427,126
                                                                                                     ------------------



See accompanying notes which are an integral part of the financial statements.
                                                                              11

TRENDSTAR FUNDS
--------------------------------------------------------------------------------

TRENDSTAR AMERICAN ENDEAVOR FUND
SCHEDULE OF INVESTMENTS - CONTINUED
MARCH 31, 2005 - (UNAUDITED

COMMON STOCKS - 99.36%                                                             SHARES                  VALUE
                                                                                --------------       ------------------

SPECIALTY RETAIL - 6.33%
Tiffany & Co.                                                                          20,000                $ 690,400
Weight Watchers International, Inc. (a)                                                19,200                  825,216
                                                                                                     ------------------
                                                                                                             1,515,616
                                                                                                     ------------------
TRANSPORTATION INFRASTRUCTURE - 0.60%
Expeditors International of Washington, Inc.                                            2,700                  144,585
                                                                                                     ------------------


TOTAL COMMON STOCKS (COST $23,912,326)                                                                      23,781,929
                                                                                                     ------------------


CASH EQUIVALENTS - 0.31%
Huntington Money Market Fund - Investment Shares, 1.60%  (b)                           75,340                   75,340
                                                                                                     ------------------

TOTAL CASH EQUIVALENTS (COST $75,340)                                                                           75,340
                                                                                                     ------------------

TOTAL INVESTMENTS (COST $23,987,666) - 99.67%                                                               23,857,269
                                                                                                     ------------------

OTHER ASSETS LESS LIABILITIES - 0.33%                                                                           77,936
                                                                                                     ------------------

TOTAL NET ASSETS - 100.00%                                                                               $  23,935,205
                                                                                                     ==================

(a) Non-income producing.
(b) Variable rate security; the coupon rate shown represents the rate at March 31, 2005.


See accompanying notes which are an integral part of the financial statements.

12

TRENDSTAR FUNDS
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2005 (UNAUDITED)

                                                                                     TRENDSTAR                  TRENDSTAR
                                                                                     SMALL-CAP              AMERICAN ENDEAVOR
                                                                                       FUND                       FUND
                                                                               ----------------------  ----------------------------
ASSETS:
Investments in securities:
     At cost                                                                           $ 114,253,466                  $ 23,987,666
                                                                               ----------------------  ----------------------------
     At value                                                                          $ 120,097,628                  $ 23,857,269

Receivable for Fund shares sold                                                              389,919                        75,925
Dividends receivable                                                                          14,161                        19,571
Prepaid expenses                                                                              10,106                        40,733
Interest receivable                                                                            4,134                           152
Cash                                                                                               -                         1,041
                                                                               ----------------------  ----------------------------
     TOTAL ASSETS                                                                        120,515,948                    23,994,691
                                                                               ----------------------  ----------------------------

LIABILITIES:
Payable for investments purchased                                                            450,895                             -
Payable for Fund shares redeemed                                                             420,543                        29,079
Payable to Advisor                                                                            50,100                        19,141
Other payables and accrued expenses                                                           38,322                        10,094
Accrued Trustee fees                                                                               -                         1,172
                                                                               ----------------------
                                                                                                       ----------------------------
     TOTAL LIABILITIES                                                                       959,860                        59,486
                                                                               ----------------------  ----------------------------


NET ASSETS:                                                                            $ 119,556,088                  $ 23,935,205
                                                                               ======================  ============================


NET ASSETS CONSIST OF:
Paid in capital                                                                        $ 114,268,908                  $ 23,935,376
Accumulated undistributed net investment income (loss)                                      (474,960)                       59,180
Accumulated undistributed net realized gain (loss) on investments                            (81,022)                       71,046
Net unrealized appreciation (depreciation) on investments                                  5,844,162                      (130,397)
                                                                               ----------------------  ----------------------------

                                                                                       $ 119,557,088                  $ 23,935,205
                                                                               ======================  ============================

Shares outstanding (unlimited number authorized/no par value)                             10,648,364                     2,297,985
                                                                               ----------------------  ----------------------------

NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE                                                                     $       11.23                   $      10.42
                                                                               ======================  ============================




See accompanying notes which are an integral part of the financial statements.

                                                                              13

TRENDSTAR FUNDS
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED MARCH 31, 2005 - (UNAUDITED)


                                                                                    TRENDSTAR                    TRENDSTAR
                                                                                    SMALL-CAP                AMERICAN ENDEAVOR
                                                                                      FUND                         FUND
                                                                              ----------------------    ----------------------------

INVESTMENT INCOME:
Dividend income                                                                         $   222,790                   $     236,693
Interest income                                                                              12,060                           1,280
                                                                              ----------------------    ----------------------------
  TOTAL INCOM                                                                               234,850                         237,973
                                                                              ----------------------    ----------------------------

EXPENSES:
Investment Advisor fee (a)                                                                  455,841                         107,575
Administration expenses                                                                     177,453                          41,842
Registration expenses                                                                        26,067                               -
Custodian expenses                                                                           16,145                           5,197
Other Expenses                                                                               14,253                               -
Miscellaneous expenses                                                                       12,514                           3,465
Auditing expenses                                                                             9,925                               -
Trustee expenses                                                                              9,446                           3,666
Legal expenses                                                                                9,116                             856
CCO Expense                                                                                   6,408                           1,942
Organizational expenses (a)                                                                   4,340                               -
Insurance expenses                                                                            5,443                           5,420
                                                                              ----------------------    ----------------------------
  TOTAL EXPENSES                                                                            746,951                         169,963
Reimbursed expenses (a)                                                                     (37,141)                         (2,537)
                                                                              ----------------------    ----------------------------
Total operating expenses                                                                    709,810                         167,426
                                                                              ----------------------    ----------------------------
NET INVESTMENT INCOME (LOSS)                                                               (474,960)                         70,547
                                                                              ----------------------    ----------------------------


REALIZED & UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investment securities                                           (63,537)                        121,745
Change in net unrealized appreciation (depreciation)
   on investment securities                                                               7,148,394                       1,230,444
                                                                              ----------------------    ----------------------------
Net realized and unrealized gain on investment securities                                 7,084,857                       1,352,189
                                                                              ----------------------    ----------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                    $ 6,609,897                     $ 1,422,736
                                                                              ======================    ============================


(a) See note 3 to the financial statements.


See accompanying notes which are an integral part of the financial statements.
14

TRENDSTAR FUNDS
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                         TRENDSTAR
                                                                                         SMALL-CAP
                                                                                            FUND
                                                             -------------------------------------------------------------------

                                                                 FOR THE SIX MONTHS ENDED
                                                                     MARCH 31, 2005                  FOR THE PERIOD ENDED
                                                                      (UNAUDITED)                     SEPTEMBER 31, 2004        (a)
                                                             -------------------------------    --------------------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS
  Net investment (loss)                                                       $    (474,960)                  $        (352,321)
  Net realized gain (loss) on investment securities                                 (63,537)                          1,709,288
  Change in net unrealized appreciation (depreciation)
      on investment securities                                                    7,148,394                          (1,304,232)
                                                             -------------------------------    --------------------------------
  Net increase in net assets resulting from operations                            6,609,897                              52,735
                                                             -------------------------------    --------------------------------
DISTRIBUTIONS:
  From net investment income                                                              -                                   -
  From net realized gain                                                         (1,374,452)                                  -
                                                             -------------------------------    --------------------------------
  Total distributions                                                            (1,374,452)                                  -
                                                             -------------------------------    --------------------------------
CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                                      52,611,187                          78,568,484
  Reinvestment of distributions                                                   1,369,170                                   -
  Amount paid for Fund shares repurchased                                       (12,257,573)                         (6,072,360)
                                                             -------------------------------    --------------------------------
  Net increase in net assets resulting
     from capital share transactions                                             41,722,784                          72,496,124
                                                             -------------------------------    --------------------------------
TOTAL INCREASE IN NET ASSETS                                                     46,958,229                          72,548,859
                                                             -------------------------------    --------------------------------

NET ASSETS
  Beginning of period                                                            72,598,859                              50,000
                                                             -------------------------------    --------------------------------

  End of period                                                               $ 119,557,088                     $     72,598,859
                                                             ===============================    ================================

  Accumulated undistributed net
    investment income (loss) included
    in net assets at end of period                                            $    (474,960)                                $ -
                                                             -------------------------------    --------------------------------

CAPITAL SHARE TRANSACTIONS
  Shares sold                                                                     4,689,003                           7,501,207
  Shares issued in reinvestment of distributions                                    116,724                                   -
  Shares repurchased                                                             (1,086,223)                           (577,347)
                                                             -------------------------------    --------------------------------

  Net increase from capital share transactions                                    3,719,504                           6,923,860
  Shares outstanding at the beginning of the period                               6,928,860                               5,000
                                                             -------------------------------    --------------------------------
  Shares outstanding at the end of the period                                    10,648,364                           6,928,860
                                                             ===============================    ================================


(a)  October 31, 2003 (Commencement of Operations) through September 30, 2004.

See accompanying notes which are an integral part of the financial statements.

                                                                              15

TRENDSTAR FUNDS
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS



                                                                                  TRENDSTAR AMERICAN ENDEAVOR FUND
                                                             ----------------------------------------------------------------

                                                                FOR THE SIX MONTHS ENDED
                                                                    MARCH 31, 2005                 FOR THE PERIOD ENDED
                                                                      (UNAUDITED)                   SEPTEMBER 30, 2004       (a)
                                                             ------------------------------    ------------------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS
  Net investment gain (loss)                                                  $     70,547                    $      (75,992)
  Net realized gain on investment securities                                       121,745                            51,670
  Change in net unrealized appreciation (depreciation)
      on investment securities                                                   1,230,444                        (1,360,842)
                                                             ------------------------------    ------------------------------
  Net increase (decrease) in net assets resulting from operations                1,422,736                        (1,385,164)
                                                             ------------------------------    ------------------------------
DISTRIBUTIONS:
  From net investment income                                                       (11,367)                                -
  From net realized gain                                                           (50,699)                                -
                                                             ------------------------------    ------------------------------
  Total distributions                                                              (62,066)                                -
                                                             ------------------------------    ------------------------------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold                                                      2,618,429                        27,963,574
  Reinvestment of distributions                                                     62,044                                 -
  Amount paid for Fund shares repurchased                                       (3,289,138)                       (3,445,210)
                                                             ------------------------------    ------------------------------
  Net increase (decrease) in net assets resulting
     from capital share transactions                                              (608,665)                       24,518,364
                                                             ------------------------------    ------------------------------
TOTAL INCREASE IN NET ASSETS                                                       752,005                        23,133,200
                                                             ------------------------------    ------------------------------

NET ASSETS
  Beginning of period                                                           23,183,200                            50,000
                                                             ------------------------------    ------------------------------

  End of period                                                               $ 23,935,205                      $ 23,183,200
                                                             ==============================    ==============================

  Accumulated undistributed net
    investment income included
    in net assets at end of period                                            $    59,180                        $         -
                                                             ------------------------------    ------------------------------

CAPITAL SHARE TRANSACTIONS
  Shares sold                                                                      255,109                         2,686,222
  Shares issued in reinvestment of distributions                                     5,831                                 -
  Shares repurchased                                                              (318,171)                         (336,006)
                                                             ------------------------------    ------------------------------

  Net increase from capital share transactions                                     (57,231)                        2,350,216
  Shares outstanding at the beginning of the period                              2,355,216                             5,000
                                                             ------------------------------    ------------------------------
  Shares outstanding at the end of the period                                    2,297,985                         2,355,216
                                                             ==============================    ==============================


(a)  October 31, 2003 (Commencement of Operations) through September 30, 2004.

See accompanying notes which are an integral part of the financial statements.

16

TRENDSTAR FUNDS
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
FOR A FUND SHARE OUTSTANDING DURING THE PERIOD


                                                                                    TRENDSTAR SMALL-CAP FUND
                                                            -----------------------------------------------------------------------

                                                                 FOR THE SIX MONTHS ENDED
                                                                      MARCH 31, 2005                     FOR THE PERIOD ENDED
                                                                        (UNAUDITED)                       SEPTEMBER 31, 2004     (a)
                                                            ------------------------------------    -------------------------------

SELECTED PER SHARE DATA:
Net asset value, beginning of period                                              $       10.48                      $        10.00
                                                            ------------------------------------    -------------------------------
Income from investment operations
  Net investment (loss)                                                                   (0.04)                             (0.05)
  Net realized and unrealized gain                                                         0.94                               0.53
                                                            ------------------------------------    -------------------------------
Total from investment operations                                                           0.90                               0.48
                                                            ------------------------------------    -------------------------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                                                  -                                  -
  From net realized gain                                                                  (0.15)                                 -
                                                            ------------------------------------    -------------------------------
Total distributions to shareholders                                                       (0.15)                                 -
                                                            ------------------------------------    -------------------------------

Net asset value, end of period                                                    $       11.23                       $       10.48
                                                            ====================================    ===============================

TOTAL RETURN (b) (c)                                                                      8.51%                              4.80%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period                                                         $ 119,557,088                       $ 72,598,859
Ratio of expenses to average net assets (d)                                               1.40%                              1.40%
Ratio of expenses to average net assets
   before waiver & reimbursement (d)                                                      1.47%                              1.44%
Ratio of net investment income (loss) to
   average net assets (d)                                                                 (0.94)%                            (0.81)%
Ratio of net investment income (loss) to
   average net assets before waiver & reimbursement (d)                                   (1.01)%                            (0.85)%
Portfolio turnover rate                                                                   4.44%                             14.29%


(a)  October 31, 2003 (Commencement of Operations) through September 30, 2004.
(b)  Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c)  Not annualized.
(d)  Annualized.


See accompanying notes which are an integral part of the financial statements.

                                                                              17

TRENDSTAR FUNDS
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
FOR A FUND SHARE OUTSTANDING DURING THE PERIOD

                                                                                  TRENDSTAR AMERICAN ENDEAVOR FUND
                                                           ---------------------------------------------------------------------

                                                                  FOR THE SIX MONTHS ENDED
                                                                     MARCH 31, 2005                     FOR THE PERIOD ENDED
                                                                      (UNAUDITED)                      SEPTEMBER 31, 2004       (a)
                                                           -----------------------------------    ------------------------------

SELECTED PER SHARE DATA:
Net asset value, beginning of period                                             $       9.84                    $         10.00
                                                           -----------------------------------    ------------------------------
Income from investment operations
  Net investment income (loss)                                                           0.03                             (0.03)
  Net realized and unrealized gain (loss)                                                0.58                             (0.13)
                                                           -----------------------------------    ------------------------------
Total from investment operations                                                         0.61                             (0.16)
                                                           -----------------------------------    ------------------------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                                            (0.01)                                -
  From net realized gain                                                                (0.02)                                -
                                                           -----------------------------------    ------------------------------
Total distributions to shareholders                                                     (0.03)                                -
                                                           -----------------------------------    ------------------------------

Net asset value, end of period                                                   $      10.42                     $        9.84
                                                           ===================================    ==============================

TOTAL RETURN (b) (c)                                                                    6.17%                            -1.60%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period                                                        $ 23,935,205                      $ 23,183,200
Ratio of expenses to average net assets (d)                                             1.40%                             1.40%
Ratio of expenses to average net assets
   before waiver & reimbursement (d)                                                    1.42%                             1.41%
Ratio of net investment income (loss) to
   average net assets (d)                                                               0.49%                             (0.40)%
Ratio of net investment income (loss) to
   average net assets before waiver & reimbursement (d)                                 0.47%                             (0.41)%
Portfolio turnover rate                                                                 3.24%                            10.60%


(a)  October 31, 2003 (Commencement of Operations) through September 30, 2004.
(b)  Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c)  Not annualized.
(d)  Annualized.


See accompanying notes which are an integral part of the financial statements.

TRENDSTAR FUNDS
--------------------------------------------------------------------------------

                                TRENDSTAR FUNDS
                       NOTES TO THE FINANCIAL STATEMENTS
                                 MARCH 31, 2005
                                  (UNAUDITED)

NOTE 1.  ORGANIZATION

TrendStar Investment Trust is a statutory business trust organized under Delaware law on July 23, 2003 and operating as an open-end management investment company of the series type. The Trust was originally organized as the Sirius Investment Trust, but changed its name to TrendStar Investment Trust on or about October 2, 2003. Prior to October 31, 2003, the Trust did not engage in operations other than to attend to organizational matters, which included the sale of 5,000 shares of each series offered by the Trust, and the registration of its shares. The Trust's Agreement and Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of series
("Funds"), each series relating to a separate portfolio of investments, and to classify and reclassify any unissued shares into one or more classes of shares of each such series. The Trust offers two series of shares; TrendStar Small-Cap Fund ("Small-Cap Fund") and the TrendStar American Endeavor Fund ("American Endeavor Fund"). Each Fund commenced investment operations on October 31, 2003. The investment objective of each Fund is to achieve long-term growth of capital with income as a secondary consideration.

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements.

Securities Valuations - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust (the "Board").

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

 Federal Income Taxes- There is no provision for federal income tax. Each Fund intends to continue to qualify each year as a "regulated investment company" under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized capital gains.

TRENDSTAR FUNDS
--------------------------------------------------------------------------------


                                TRENDSTAR FUNDS
                       NOTES TO THE FINANCIAL STATEMENTS
                           MARCH 31, 2005 - CONTINUED
                                  (UNAUDITED)

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

Security Transactions and Related Income- Each Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Dividends and Distributions- The Small-Cap Fund and American Endeavor Fund intend to distribute substantially all of their net investment income as dividends to their shareholders on at least an annual basis. Each Fund intends to distribute its net realized long term capital gains and its net realized short term capital gains at least once a year. Dividends to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

NOTE 3.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES

TrendStar Advisors, LLC (the "Advisor") manages the investment portfolio and the general business affairs of each Fund pursuant to an investment advisory agreement with the Trust (the "Advisory Agreement"). Certain officers and Trustees of the Funds are also officers and Trustees of the Advisor. Under the terms of the Advisory Agreement, the Advisor manages the investment operations of each Fund in accordance with the Fund's investment policies and restrictions. The Advisor furnishes an investment program for each Fund; determines what investments should be purchased, sold, and held; and makes changes on behalf of the Trust in the investments of each Fund. At all times the Advisor's actions on behalf of the Funds are subject to the overall supervision and review of the Board. For its investment advisory services to each Fund, each Fund pays to the Advisor, on the last day of each month, an annualized fee equal to 0.90% of average net assets of each Fund, such fee to be computed daily based upon the daily average net assets of each Fund. For the six months ended March 31, 2005, the Advisor earned a fee of $455,841 and $107,575 from the Small-Cap Fund and the American Endeavor Fund, respectively. At March 31, 2005, the Small-Cap Fund and the American Endeavor
Fund owed the Advisor $50,100 and $19,141, respectively for its advisory services. The Advisor has voluntarily agreed to waive all or a portion of its fees and/or reimburse expenses of each Fund, but only to the extent necessary to maintain total operating expenses (excluding brokerage costs, borrowing costs, taxes and extraordinary expenses) at 1.40% of average daily net assets. For the six months ended March 31, 2005 the Advisor has waived fees in the amount of $37,141 and $2,537 for the Small-Cap Fund and American Endeavor Fund, respectively. The Advisor may terminate this voluntary agreement at any time. The Advisor has entered into an agreement with the Trust that allows the Advisor to recover operational expenses waived and/or reimbursed for a period of three years after the waiver/reimbursement, but only to the extent that such recovery can be made without exceeding a Fund's expense cap of 1.40%.

The waived fees related to operating expenses subject to recovery, at March 31, 2005 were as follows:

            Fund                  Amount          To be repaid by October 31,
-----------------------------   ------------   ---------------------------------


       Small-Cap Fund             $ 18,544              2007
                                    37,141              2008

   American Endeavor Fund         $ 2,794               2007
                                    2,537               2008

TRENDSTAR FUNDS
--------------------------------------------------------------------------------

                                TRENDSTAR FUNDS
                       NOTES TO THE FINANCIAL STATEMENTS
                           MARCH 31, 2005 - CONTINUED
                                  (UNAUDITED)

NOTE 3.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

The expense recovery agreement noted above also allowed the Advisor to recover organizational expenses paid by the Advisor on behalf of the Funds for a period of one year after the Funds commenced operations, but only to the extent that such recovery could be made without exceeding a Fund's expense cap of 1.40%. For the period October 31, 2003 (commencement of operations) through September 30, 2004, the Small-Cap Fund and the American Endeavor Fund made payments to the Advisor of $22,279 and $2,892, respectively for the repayment of organizational expenses. The remaining amounts subject to repayment by October 31, 2004 by both Funds, pursuant to the aforementioned conditions, at September 30, 2004, were as follows:

            Fund                  Amount
-----------------------------   ------------

       Small-Cap Fund             $ 2,174

   American Endeavor Fund           7,880


During the six months ended March 31, 2005, the Small-Cap Fund reimbursed the Advisor $2,174 for organizational expenses paid. The Advisor has permanently waived the reimbursement of $7,880 in organizational expenses due from the American Endeavor Fund due to the expiration of the repayment period.

Unified  Fund  Services,   Inc.   ("Unified"),   431  N.  Pennsylvania   Street,
Indianapolis, IN 46204, serves as the Trust's transfer, dividend paying and shareholder servicing agent, fund accountant and fund administrator. Unified, subject to the supervision of the Board of Trustees, provides transfer agency services pursuant to an agreement with the Trust. In providing transfer agent services, Unified maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions.

Unified also performs certain administrative tasks for the Funds pursuant to a written agreement with the Trust. Unified also supervises all aspects of the operations of the Funds except those reserved by the Funds' investment advisor under its advisory agreement with the Trust. As fund accountant, Unified is responsible for calculating each Fund's net asset value, and preparing and maintaining the books and accounts specified in Rule 31a-1 and 31a-2 of the Investment Trust Act of 1940. As fund administrator, Unified, prepares financial statements contained in the reports to shareholders of the Fund, prepares reports and filings with the Securities and Exchange Commission (the "SEC"), prepares filings with state authorities, and maintains the Funds' financial accounts and records. For the services to be rendered as transfer agent, fund accountant, and fund administrator, the Trust pays Unified an annual fee, paid monthly, based on the average net assets of the Fund, as determined by valuations made as of the close of each business day of the month. Each Fund bears its pro rata share of such expenses, which for the six months ended March 31, 2005, amounted to $177,453 and $41,842 for the Small-Cap Fund and American Endeavor Fund, respectively.

Each Fund retains Unified Financial Securities, Inc., (the "Distributor") a wholly owned subsidiary of Unified Financial Services, Inc., to act as the principal distributor of its shares. There were no payments made to the Distributor by the Funds for the six months ended March 31, 2005.

TRENDSTAR FUNDS
--------------------------------------------------------------------------------

                                TRENDSTAR FUNDS
                       NOTES TO THE FINANCIAL STATEMENTS
                           MARCH 31, 2005 - CONTINUED
                                  (UNAUDITED)

NOTE 4.  INVESTMENT TRANSACTIONS

For the six months ended March 31, 2005, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations were as follows:

                                        SMALL-CAP FUND                AMERICAN ENDEAVOR FUND
                                      --------------------------------------------------------
PURCHASES
     U.S. Government Obligations                   $ -                                    $ -
     Other                                  42,254,656                                765,879
SALES
     U.S. Government Obligations                   $ -                                    $ -
     Other                                   4,419,271                              1,368,872


As of March 31, 2005, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

                                        SMALL-CAP FUND           AMERICAN ENDEAVOR FUND
                                     ---------------------------------------------------------

Gross Appreciation                          $ 12,909,457                          $ 2,385,713
Gross (Depreciation)                          (7,065,295)                          (2,516,110)

                                     -------------------  -----------------------------------
Net Appreciation (Depreciation)
 on Investment                               $ 5,844,162                         $ (130,397)
                                     ====================  ===================================


At March 31, 2005, the aggregate cost of securities for federal income tax purposes was $114,253,466 and $23,987,666 for the Small-Cap Fund and the American Endeavor Fund, respectively.

NOTE 5.  ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 6.  BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of March 31,
2005, Charles Schwab & Co., Inc. held 73.45% and 92.43% of the Small-Cap Fund and the American Endeavor Fund, respectively, in an omnibus account for the benefit of its customers. As of March 31, 2005, an officer of the Trust held 2.03% of the American Endeavor Fund.

TRENDSTAR FUNDS
--------------------------------------------------------------------------------

                                TRENDSTAR FUNDS
                       NOTES TO THE FINANCIAL STATEMENTS
                           MARCH 31, 2005 - CONTINUED
                                  (UNAUDITED)

NOTE 7.  DISTRIBUTIONS TO SHAREHOLDERS

There were no distributions made by the Funds during the period October 31, 2003, (commencement of operations) through September 30, 2004.

The Small-Cap Fund paid a short-term capital gain dividend of $0.1481 per share on December 29, 2004 to shareholders of record on December 28, 2004. The Fund paid short-term capital gain dividends of $1,374,452.

The American Endeavor Fund paid an ordinary income dividend of $0.0050 per share and a short-term capital gain dividend of $0.0223 per share on December 29, 2004 to shareholders of record on December 28, 2004. The Fund paid ordinary income dividends of $11,367 and capital gain dividends of $50,699.

                                  PROXY VOTING

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling the Funds at (888) 747-4872 or on the SEC's website www.sec.gov.

TRUSTEES
P. Bradley Adams, Chairman
Thomas W. Laming
James R. McBride
Robert C. Klemkosky
Terry Matlack

OFFICERS
Thomas W. Laming, President
James R. McBride, Treasurer
Kyle R. Bubeck, Secretary

INVESTMENT ADVISOR
TrendStarSM Advisors, LLC.
7300 College Blvd. Suite 308
Overland Park, KS 66210

DISTRIBUTOR
Unified Financial Securities, Inc.
431 N. Pennsylvania Street
Indianapolis, IN 46204

INDEPENDENT ACCOUNTANTS
Cohen McCurdy, Ltd.
826 Westpoint Parkway Suite 1250
Westlake, OH 44145

LEGAL COUNSEL
David Jones & Associates, P.C.
395 Sawdust Rd. #2148
The Woodlands, TX 77380

CUSTODIAN
Huntington National Bank
41 South High St.
Columbus, OH 43215

ADMINISTRATOR, TRANSFER AGENT
AND FUND ACCOUNTANT
Unified Fund Services, Inc.
431 N. Pennsylvania Street
Indianapolis, IN 46204





This report is intended only for the information of shareholders or those who have received the Funds prospectus which contains information about the Funds' management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.
Member NASD/SIPC

Item 2. Code of Ethics.   NOT APPLICABLE - disclosed with annual report

Item 3. Audit Committee Financial Expert. NOT APPLICABLE - disclosed with annual report

Item 4. Principal Accountant Fees and Services. NOT APPLICABLE - disclosed with annual report

Item 5. Audit Committee of Listed Companies. NOT APPLICABLE - applies to listed companies only

Item 6.  Schedule of Investments.  NOT APPLICABLE - schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. NOT APPLICABLE - applies to closed-end funds only

Item 8. Purchases of Equity Securities by Closed-End Funds. NOT APPLICABLE - applies to closed-end funds only

Item 9.  Submission of Matters to a Vote of Security Holders.  NOT APPLICABLE
- registrant did not submit matters to a vote of security holders during the period

Item 10.  Controls and Procedures.

(a) Based on an evaluation of the registrant's disclosure controls and procedures as of June 1, 2005, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11.  Exhibits.

(a)(1)   Not Applicable - filed with annual report

(a)(2) Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(a)(3) Not Applicable - there were no written solicitations to purchase securities under Rule 23c-1 during the period

(b) Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith











                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      TrendStar Investment Trust

By       /s/ Thomas W. Laming
         Thomas W. Laming, President

Date  June 1, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ Thomas W. Laming
         Thomas W. Laming, President

Date    June 1, 2005

By       /s/ James R. McBride
         James R. McBride, Treasurer

Date  June 1, 2005